Warrants - Schedule of Warrant Activities (Details) - $ / shares		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Warrants [Abstract]
Ordinary Shares Number Outstanding, Beginning
Weighted Average Exercise Price, Beginning
Contractual Life in Years, Beginning		1 year
Ordinary Shares Number Outstanding, Granted		14,907,000
Weighted Average Exercise Price, Granted		$ 0.55
Contractual Life in Years, Granted		2 years
Ordinary Shares Number Outstanding, Exercises
Weighted Average Exercise Price, Exercises
Contractual Life in Years, Exercises
Ordinary Shares Number Outstanding, Expired
Weighted Average Exercise Price, Expired
Contractual Life in Years, Expired
Ordinary Shares Number Outstanding, Ending		14,907,000
Weighted Average Exercise Price, Ending		$ 0.55
Contractual Life in Years, Ending		1 year
Ordinary Shares Number Outstanding, Exercisable		14,907,000
Weighted Average Exercise Price, Exercisable		$ 0.55
Contractual Life in Years, Exercisable		1 year